Schedule of Investments (unaudited)
February 28, 2022
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.2%
Axon Enterprise, Inc.(a)	2,068	$ 290,037
HEICO Corp.	1,175	173,324
		463,361
Auto Components — 2.0%
Fox Factory Holding Corp.(a)	1,829	215,859
Automobiles — 0.6%
Thor Industries, Inc.	702	63,531
Biotechnology — 1.6%
Halozyme Therapeutics, Inc.(a)	2,345	83,177
Natera, Inc.(a)	1,346	88,500
		171,677
Building Products — 1.6%
AZEK Co., Inc.(a)	6,072	179,063
Capital Markets — 4.0%
Carlyle Group, Inc.	4,924	230,788
Morningstar, Inc.	759	213,013
		443,801
Chemicals — 1.0%
Amyris, Inc.(a)	24,142	110,088
Commercial Services & Supplies — 2.2%
Casella Waste Systems, Inc., Class A(a)	2,498	188,349
GFL Environmental, Inc.	1,990	58,208
		246,557
Construction & Engineering — 2.0%
WillScot Mobile Mini Holdings Corp.(a)	6,192	220,002
Diversified Consumer Services — 3.1%
Bright Horizons Family Solutions, Inc.(a)	438	57,220
Duolingo, Inc.(a)(b)	1,747	150,749
Mister Car Wash, Inc.(a)	8,201	131,380
		339,349
Electrical Equipment — 0.7%
Shoals Technologies Group, Inc., Class A(a)	4,535	71,698
Electronic Equipment, Instruments & Components — 1.4%
908 Devices, Inc.(a)	9,386	156,089
Entertainment — 1.6%
Kahoot! ASA(a)	56,933	178,246
Equity Real Estate Investment Trusts (REITs) — 0.8%
Rexford Industrial Realty, Inc.	1,310	91,870
Food Products — 1.7%
Freshpet, Inc.(a)	2,028	193,126
Health Care Equipment & Supplies — 3.6%
Cue Health, Inc.(a)(b)	5,259	43,492
Figs, Inc., Class A(a)(b)	6,118	100,519
Inmode Ltd.(a)	1,586	67,706
Outset Medical, Inc.(a)	2,672	117,488
Pulmonx Corp.(a)	2,715	71,296
		400,501
Health Care Technology — 4.8%
Certara, Inc.(a)	6,495	164,583
Health Catalyst, Inc.(a)	4,220	114,447
Phreesia, Inc.(a)	8,201	252,509
		531,539
Security	Shares	Value
Hotels, Restaurants & Leisure — 6.3%
Penn National Gaming, Inc.(a)	3,651	$ 187,479
Planet Fitness, Inc., Class A(a)	2,405	203,535
Vail Resorts, Inc.	847	220,686
Wingstop, Inc.	565	82,123
		693,823
Internet & Direct Marketing Retail — 2.0%
Fiverr International Ltd.(a)	2,851	224,972
IT Services — 6.3%
DigitalOcean Holdings, Inc.(a)	4,407	261,423
Globant SA(a)	1,099	301,126
Nuvei Corp.(a)(c)	2,520	136,806
		699,355
Leisure Products — 1.0%
Brunswick Corp.	1,100	105,072
Life Sciences Tools & Services — 9.7%
10X Genomics, Inc., Class A(a)	2,462	200,579
Bio-Techne Corp.	765	320,849
Charles River Laboratories International, Inc.(a)	869	253,018
Olink Holding AB, ADR(a)(b)	6,279	107,308
Repligen Corp.(a)	975	191,782
		1,073,536
Machinery — 3.6%
Chart Industries, Inc.(a)	1,184	170,970
Graco, Inc.	3,225	232,490
		403,460
Media — 2.1%
Cable One, Inc.	164	234,987
Road & Rail — 2.1%
Saia, Inc.(a)	806	231,507
Semiconductors & Semiconductor Equipment — 11.1%
Ambarella, Inc.(a)	1,439	201,043
Azenta, Inc.	2,379	208,210
Entegris, Inc.	2,663	347,468
Lattice Semiconductor Corp.(a)	1,910	119,604
Monolithic Power Systems, Inc.	767	351,823
		1,228,148
Software — 15.6%
Avalara, Inc.(a)	2,983	309,964
Bill.com Holdings, Inc.(a)	1,621	385,604
Blackline, Inc.(a)	1,827	137,591
Five9, Inc.(a)	2,242	246,620
Gitlab, Inc., Class A(a)	1,612	93,931
Lightspeed Commerce, Inc.(a)	913	23,985
nCino, Inc.(a)(b)	2,709	124,424
Paylocity Holding Corp.(a)	1,387	294,654
SiteMinder Ltd.(a)	26,566	108,436
		1,725,209
Specialty Retail — 1.3%
Leslie’s, Inc.(a)	2,135	45,497
Vroom, Inc.(a)	15,711	95,523
		141,020
Trading Companies & Distributors — 1.7%
SiteOne Landscape Supply, Inc.(a)	1,085	187,087
Total Long-Term Investments — 99.7% (Cost: $14,111,956)		11,024,533

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(d)(e)
Money Market Funds — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	159,874	$ 159,874
SL Liquidity Series, LLC, Money Market Series, 0.18%(f)	264,479	264,479
Total Short-Term Securities — 3.8% (Cost: $424,356)		424,353
Total Investments — 103.5% (Cost: $14,536,312)		11,448,886
Liabilities in Excess of Other Assets — (3.5)%		(389,855)
Net Assets — 100.0%		$ 11,059,031
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/29/21(a)	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —	$ 159,874(b)	$ —	$ —	$ —	$ 159,874	159,874	$ 3	$ —
SL Liquidity Series, LLC, Money Market Series	—	264,573(b)	—	(91)	(3)	264,479	264,479	2,975(c)	—
				$ (91)	$ (3)	$ 424,353		$ 2,978	$ —
(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock SMID-Cap Growth Equity Fund
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 463,361	$ —	$ —	$ 463,361
Auto Components	215,859	—	—	215,859
Automobiles	63,531	—	—	63,531
Biotechnology	171,677	—	—	171,677
Building Products	179,063	—	—	179,063
Capital Markets	443,801	—	—	443,801
Chemicals	110,088	—	—	110,088
Commercial Services & Supplies	246,557	—	—	246,557
Construction & Engineering	220,002	—	—	220,002
Diversified Consumer Services	339,349	—	—	339,349
Electrical Equipment	71,698	—	—	71,698
Electronic Equipment, Instruments & Components	156,089	—	—	156,089
Entertainment	—	178,246	—	178,246
Equity Real Estate Investment Trusts (REITs)	91,870	—	—	91,870
Food Products	193,126	—	—	193,126
Health Care Equipment & Supplies	400,501	—	—	400,501
Health Care Technology	531,539	—	—	531,539
Hotels, Restaurants & Leisure	693,823	—	—	693,823
Internet & Direct Marketing Retail	224,972	—	—	224,972
IT Services	699,355	—	—	699,355
Leisure Products	105,072	—	—	105,072
Life Sciences Tools & Services	1,073,536	—	—	1,073,536
Machinery	403,460	—	—	403,460
Media	234,987	—	—	234,987
Road & Rail	231,507	—	—	231,507
Semiconductors & Semiconductor Equipment	1,228,148	—	—	1,228,148
Software	1,616,773	108,436	—	1,725,209
Specialty Retail	141,020	—	—	141,020
Trading Companies & Distributors	187,087	—	—	187,087
Short-Term Securities
Money Market Funds	159,874	—	—	159,874
	$ 10,897,725	$ 286,682	$ —	11,184,407
Investments valued at NAV(a)				264,479
				$ 11,448,886
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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